PROFIT/(LOSS) BEFORE INCOME TAX (Schedule of Group's Loss Before Tax from Continuing Operations) (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)
Crediting:
Finance income (Note 5)	$ (1,117)	¥ (8,101)	¥ (9,376)
Charging:
- Construction service	334	2,423	5,107
Operation and maintenance services	35	256
- Operation services related to service concession arrangement | ¥		2,697	3,664
Operation services related to service concession arrangement | $	372
Total	741	5,376	8,771
Depreciation
- Property, plant and equipment	14	106	141
- Right-of-use assets	98	713	707
Amortization of intangible assets	54	395	404
Expense relating to short-term leases	29	209	174
Impairment losses/(reversal) on financial assets:
- Trade receivables	53	388	1,936
- Contract assets	489	3,546	(41)
- Other receivables	942	6,829	1,077
Fair value (gain)/loss on financial instruments:
- Derivative financial liabilities (Note 16(b))	12	86	(559)
Other income	(89)	(642)	(731)
Finance costs (Note 5)	$ 266	¥ 1,930	¥ 1,822